Loans and Allowance for Credit Losses, PCI, by Loan to Value Ratio, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
PCI Loans UPB [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 6,775	$ 16,888
PCI Loans UPB [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	134	157
PCI Loans UPB [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	6,909	17,045
PCI Loans Carrying Value [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	5,009	12,835
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	4,988	12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	17	27
PCI Loans Carrying Value [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	5,005	12,749
LTV 0-60% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	3,970	8,010
LTV 0-60% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	44	45
LTV 0-60% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	4,014	8,055
LTV 60.01-80% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	2,161	6,510
LTV 60.01-80% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	53	63
LTV 60.01-80% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	2,214	6,573
LTV 80.01-100% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	542	1,975
LTV 80.01-100% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	28	35
LTV 80.01-100% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	570	2,010
LTV 100.01-120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	82	319
LTV 100.01-120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	8	10
LTV 100.01-120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	90	329
LTV greater than 120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	19	73
LTV greater than 120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1	3
LTV greater than 120% [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	20	76
No LTV/CLTV available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	1	1
No LTV/CLTV available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	0	1
No LTV/CLTV available [Member] | Financial Asset Acquired with Credit Deterioration [Member] | Residential Mortgage [Member]
By LTV/CLTV:
Total PCI loans (carrying value)	$ 1	$ 2